Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 27, 2021	Dec. 31, 2008
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 409	$ 409
Stock option awards [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	813,887
Performance share units [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	247,752
Deferred share units [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	383,078
Common share equivalents [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		1,882,225
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%	44.00%	44.00%	44.00%
Total provision for decommissioning, restoration and rehabilitation costs	$ 4,050	$ 1,450